CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock	Treasury Stock	Share-based Compensation	Retained Earnings	Securities at Fair Value Through Other Comprehensive Income	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests.	Total
Balance at the beginning at Dec. 31, 2021	$ 312,487	$ (2,643)	$ 18,988	$ 9,078	$ 70	$ 27,620	$ 365,600	$ 6,934	$ 372,534
Balance at the beginning (in shares) at Dec. 31, 2021	14,856,581	(77,279)
Net (loss) income				(23,398)			(23,398)		(23,407)
Net (loss) income								(9)	9
Exercise of stock options (Note 18)	$ 602		(196)				406		406
Exercise of stock options (Note 18) (in shares)	42,949
Forfeiture of stock options			(105)	105
Share subscription from non-controlling interest								21	21
Dividends paid to owners of the Company (Note 21)				(16,928)			(16,928)		(16,928)
Dividends paid to non-controlling interests								(344)	(344)
Disposition of ownership interest to non-controlling interest				(356)			(356)	356
Net fair value (loss) gain					(920)		(920)		(920)
Net exchange differences						754	754	391	1,145
Balance at the end at Dec. 31, 2022	$ 313,089	$ (2,643)	18,687	(31,499)	(850)	28,374	325,158	7,349	332,507
Balance at the end (in shares) at Dec. 31, 2022	14,899,530	(77,279)
Net (loss) income				1,391			1,391		1,399
Net (loss) income								8	(8)
Forfeiture of stock options			(129)	129
Dividends paid to owners of the Company (Note 21)				(3,421)			(3,421)		(3,421)
Net fair value (loss) gain					390		390		390
Net exchange differences						(1,059)	(1,059)	(146)	(1,205)
Balance at the end at Dec. 31, 2023	$ 313,089	$ (2,643)	18,558	(33,400)	(460)	27,315	322,459	7,211	$ 329,670
Balance at the end (in shares) at Dec. 31, 2023	14,899,530	(77,279)							14,822,251
Net (loss) income				(20,588)			(20,588)		$ (20,268)
Net (loss) income								320	(320)
Forfeiture of stock options			(725)	725
Dividends paid to owners of the Company (Note 21)				(5,545)			(5,545)		(5,545)
Net fair value (loss) gain					323		323		323
Net exchange differences						5,628	5,628	517	6,145
Balance at the end at Dec. 31, 2024	$ 313,089	$ (2,643)	$ 17,833	$ (58,808)	$ (137)	$ 32,943	$ 302,277	$ 8,048	$ 310,325
Balance at the end (in shares) at Dec. 31, 2024	14,899,530	(77,279)							14,822,251